BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.2%
	EQUITY - 19.8%
3,144	Energy Select Sector SPDR Fund	$ 293,807
6,000	ProShares Trust - ProShares MSCI Europe Dividend	296,160
3,036	Vanguard Dividend Appreciation ETF	588,953
1,723	Vanguard Utilities ETF	294,306
		1,473,226
	FIXED INCOME - 73.4%
14,220	Invesco Senior Loan ETF	294,354
4,636	iShares 7-10 Year Treasury Bond ETF	442,135
6,006	iShares Broad USD High Yield Corporate Bond ETF	221,081
8,655	iShares Floating Rate Bond ETF	441,838
3,976	iShares TIPS Bond ETF	441,694
17,443	iShares Treasury Floating Rate Bond ETF	883,662
8,719	Janus Henderson AAA CLO ETF	442,140
14,327	SPDR Blackstone Senior Loan ETF	589,270
4,638	SPDR Bloomberg High Yield Bond ETF	442,001
12,580	SPDR Portfolio High Yield Bond ETF	294,624
26,498	Xtrackers USD High Yield Corporate Bond ETF	957,903
		5,450,702
	MIXED ALLOCATION - 4.0%
15,669	Invesco CEF Income Composite ETF	295,361

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,151,036)	7,219,289

	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
185,824	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $185,824) (a)	185,824

	TOTAL INVESTMENTS - 99.7% (Cost $7,336,860)	$ 7,405,113
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	24,662
	NET ASSETS - 100.0%	$ 7,429,775

CEF	- Closed-End Fund
CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
TIPS	- Treasury Inflation Protected Securities
(a)	Rate disclosed is the seven day effective yield as of March 31, 2025.